Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation, basic	$ 3,450	¥ 283,559		¥ 408,183		¥ 209,456
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	(3)		0
Net income attributable to Toyota Motor Corporation, diluted	$ 3,450	¥ 283,556		¥ 408,183		¥ 209,456
Weighted-average shares, basic	3,143,470	3,143,470	3,135,881	3,135,881	3,135,986	3,135,986
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	0	34	34	12	12
Weighted-average shares, diluted	3,143,470	3,143,470	3,135,915	3,135,915	3,135,998	3,135,998
Net income attributable to Toyota Motor Corporation per share, basic	$ 1.10	¥ 90.21		¥ 130.17		¥ 66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income attributable to Toyota Motor Corporation per share, diluted	$ 1.10	¥ 90.20		¥ 130.16		¥ 66.79